Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus P
e
rformance

Pay Versus Performance
Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On: (5)		Net Income ($M)	Adjusted Revenue ($M) (7)
					Total Shareholder Return	Peer Group Total Shareholder Return (6)

2022	$6,308,977	$-3,290,220	$1,339,155	$107,229	$146	$122	$70.5	$1,883.1

2021	5,597,592	17,578,908	1,198,656	2,507,107	229	154	193.3	1,684.5

2020	7,579,731	17,071,970	1,062,357	2,014,443	155	129	223.6	1,348.7
(1) Kunal Kapoor served as the Company’s principal executive (PEO) and the Company’s other named executive officers (Jason Dubinsky; Bevin Desmond; Danny Dunn; and Joe Mansueto) served for the entirety of 2020, 2021 and 2022.
(2) Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Kunal and (ii) the average of the total compensation reported in the Summary Compensation Table for the app li
cable year for the Company’s named executive officers for the applicable year other than the PEO for such years.
(3) Amounts reported in this column represent the compensation actually paid to Kunal as the PEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Principal Executive Officer

	2022		2021	2020

Summary Compensation Table — Total Compensation (a)		$6,308,977	$5,597,592		$7,579,731

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)		$4,499,252	$2,999,437		$6,003,467

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)		$4,075,140	$5,103,683		$10,296,721

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	-$	6,814,902	$8,792,335		$5,441,145

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)		$0	$0		$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	-$	2,360,183	$1,084,735	-$	242,159

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)		$0	$0		$0

= Compensation Actually Paid	-$	3,290,220	$17,578,908		$17,071,970
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards granted to Kunal during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Kunal’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Kunal as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate fair value at vesting of the stock awards that were granted to Kunal and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Kunal that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Kunal’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(4) Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Kunal in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)

	2022		2021	2020

Summary Compensation Table — Total Compensation (b)		$1,339,155	$1,198,656	$1,062,357

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)		$699,714	$474,831	$437,402

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)		$571,157	$790,207	$788,350

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	-$	780,841	$871,533	$539,157

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)		$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	-$	322,528	$121,543	$61,981

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)		$0	$0	$0

= Compensation Actually Paid		$107,229	$2,507,107	$2,014,443
(a) Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f) Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(5) Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(6) The peer group TSR is based on the market cap weighted TSR performance of the respective compensation peer group disclosed in the Compensation Discussion and Analysis in the years 2020, 2021, and 2022. In 2020, Forrester Research, Inc was added to the peer group. In 2021, Federated Hermes, Inc. and Focus Financial Partners, Inc. were added to the peer group and Forrester Research, Inc was removed. The changes to the peer group over the 3-year period do not change the TSR values for each year.

(7) As disclosed in the Compensation Discussion and Analysis, Adjusted Revenue is a non
-G
AAP financial measure and is adjusted to exclude the impact of certain items, such as foreign currency fluctuations.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]
(1) Kunal Kapoor served as the Company’s principal executive (PEO) and the Company’s other named executive officers (Jason Dubinsky; Bevin Desmond; Danny Dunn; and Joe Mansueto) served for the entirety of 2020, 2021 and 2022.

Peer Group Issuers, Footnote [Text Block]
(6) The peer group TSR is based on the market cap weighted TSR performance of the respective compensation peer group disclosed in the Compensation Discussion and Analysis in the years 2020, 2021, and 2022. In 2020, Forrester Research, Inc was added to the peer group. In 2021, Federated Hermes, Inc. and Focus Financial Partners, Inc. were added to the peer group and Forrester Research, Inc was removed. The changes to the peer group over the 3-year period do not change the TSR values for each year.

PEO Total Compensation Amount	$ 6,308,977	$ 5,597,592	$ 7,579,731
PEO Actually Paid Compensation Amount	$ (3,290,220)	17,578,908	17,071,970
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to Kunal as the PEO in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	Principal Executive Officer

	2022		2021	2020

Summary Compensation Table — Total Compensation (a)		$6,308,977	$5,597,592		$7,579,731

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)		$4,499,252	$2,999,437		$6,003,467

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)		$4,075,140	$5,103,683		$10,296,721

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (d)	-$	6,814,902	$8,792,335		$5,441,145

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (e)		$0	$0		$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	-$	2,360,183	$1,084,735	-$	242,159

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (g)		$0	$0		$0

= Compensation Actually Paid	-$	3,290,220	$17,578,908		$17,071,970
(a) Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.
(b) Represents the aggregate grant date fair value of the stock awards granted to Kunal during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(c) Represents the aggregate fair value as of the indicated fiscal year-end
of Kunal’s outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d) Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by Kunal as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e) Represents the aggregate fair value at vesting of the stock awards that were granted to Kunal and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(f) Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by Kunal that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g) Represents the aggregate fair value as of the last day of the prior fiscal year of Kunal’s stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.

Non-PEO NEO Average Total Compensation Amount	$ 1,339,155	1,198,656	1,062,357
Non-PEO NEO Average Compensation Actually Paid Amount	$ 107,229	2,507,107	2,014,443
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts reported in this column represent the compensation actually paid to the Company’s named executive officers other than Kunal in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	Other Named Executive Officers Average (a)

	2022		2021	2020

Summary Compensation Table — Total Compensation (b)		$1,339,155	$1,198,656	$1,062,357

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year (c)		$699,714	$474,831	$437,402

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (d)		$571,157	$790,207	$788,350

+ Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (e)	-$	780,841	$871,533	$539,157

+ Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year (f)		$0	$0	$0

+ Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	-$	322,528	$121,543	$61,981

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year (h)		$0	$0	$0

= Compensation Actually Paid		$107,229	$2,507,107	$2,014,443
(a) Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year.
(b) Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.
(c) Represents the average aggregate grant date fair value of the stock awards granted to the reported named executive officers during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(d) Represents the average aggregate fair value as of the indicated fiscal year-end
of the reported named executive officers’ outstanding and unvested stock awards granted during such fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(e) Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards held by the reported named executive officers as of the last day of the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(f) Represents the average aggregate fair value at vesting of the stock awards that were granted to the reported named executive officers and vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(g) Represents the average aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(h) Represents the average aggregate fair value as of the last day of the prior fiscal year of the reported named executive officers’ stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, calculated using the same methodology as used in the Company’s financial statements under generally accepted accounting principles.
(5) Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.
(6) The peer group TSR is based on the market cap weighted TSR performance of the respective compensation peer group disclosed in the Compensation Discussion and Analysis in the years 2020, 2021, and 2022. In 2020, Forrester Research, Inc was added to the peer group. In 2021, Federated Hermes, Inc. and Focus Financial Partners, Inc. were added to the peer group and Forrester Research, Inc was removed. The changes to the peer group over the 3-year period do not change the TSR values for each year.
(7) As disclosed in the Compensation Discussion and Analysis, Adjusted Revenue is a non
-G
AAP financial measure and is adjusted to exclude the impact of certain items, such as foreign currency fluctuations.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
}	Adjusted Revenue
}	Adjusted EBITDA
}	Total Shareholder Return

Total Shareholder Return Amount	$ 146	229	155
Peer Group Total Shareholder Return Amount	122	154	129
Net Income (Loss)	$ 70,500,000	$ 193,300,000	$ 223,600,000
Company Selected Measure Amount	1,883.1	1,684.5	1,348.7
PEO Name	Kunal Kapoor
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,499,252	$ 2,999,437	$ 6,003,467
PEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,075,140	5,103,683	10,296,721
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,814,902	8,792,335	5,441,145
PEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,360,183)	1,084,735	242,159
PEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	699,714	474,831	437,402
Non-PEO NEO [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	571,157	790,207	788,350
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(780,841)	871,533	539,157
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(322,528)	121,543	61,981
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0